Trade accounts receivable, unbilled services and payments on account Revenue remaining performance obligations (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)
Contracts Receivable [Abstract]
Revenue, remaining performance obligation	$ 5,000,000	$ 5,000,000
Change in unbilled receivables	$ 5,992
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2018-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-04-01
Contracts Receivable [Abstract]
Revenue, remaining performance obligation, percent		40.00%